Document and Entity Information	3 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company